Voyage and Operating Expenses, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Direct Operating Costs [Abstract]
Bunkers	$ (62)	$ (2,149)	$ (1,663)
Commissions charged by third parties	7,939	10,273	11,963
Mischellaneous	242	150	297
Voyage expenses	$ 8,119	$ 8,274	$ 10,597